INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 47,548,228	$ 1,892,768,122	₫ 22,862,890
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	41,472,131	1,650,894,909	24,203,310
Long-term loans from banks, Non-current portion	36,214,061	1,441,585,168	16,924,140
Long-term loans from banks, Current portion	5,258,070	209,309,741	7,279,170
Syndicated loan No.1
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	11,098,426	441,798,734	12,751,953
Long-term loans from banks, Current portion	2,524,703	100,501,692	2,491,712
Syndicated loan No.2
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	4,309,592	171,553,362
Long-term loans from banks, Current portion	22,295	887,504
Syndicated loan No.3
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,891,381	115,098,165
Long-term loans from banks, Current portion	18,183	723,817
Syndicated loan No.4
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	1,576,144	62,742,088	1,970,809
Long-term loans from banks, Current portion	1,576,144	62,742,088	447,924
Syndicated loan No.5
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,969,431	118,205,127	3,165,712
Long-term loans from banks, Current portion	448,093	17,837,387	358,603
Syndicated loan No.6
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	1,385,750	55,163,011
Syndicated loan No.7
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	5,688,690	226,451,574	6,266,690
Long-term loans from banks, Current portion			3,941,273
Loan from a financial institution
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,366,775	94,214,999
Long-term loans from banks, Current portion	958	38,135
Bank 1
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	3,054,330	121,584,730
Bank 2
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,555,435	101,725,051
Bank 3
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	2,500,834	99,551,531
Bank 4
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	659,917	26,269,535
Long-term loans from banks, Current portion	659,917	26,269,535
Bank 5
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	407,649	16,227,419
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	7,777	309,582	48,146
Long-term loans from banks, Current portion	₫ 7,777	$ 309,582	₫ 39,658